Fair Value Measurements (Details) - Schedule of fair value instruments - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carry Amount [Member]
Fair Value Measurements (Details) - Schedule of fair value instruments [Line Items]
Bank credit agreement	$ 31,882	$ 93,388
New Second Lien Facility	16,120
Convertible notes payable		32,930
Fair Value [Member]
Fair Value Measurements (Details) - Schedule of fair value instruments [Line Items]
Bank credit agreement	31,897	92,363
New Second Lien Facility	16,214
Convertible notes payable		$ 43,303